Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Nov. 07, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Options

On November 7, 2024, Mr. Fleming, Ms. Sieffert and Mr. Prahm each received a grant of 200,000, 150,000 and 200,000 options to purchase FOA Units exchangeable for shares of Class A Common Stock, respectively (“Options”). The Options vest on November 7, 2026, the second anniversary from the date of grant (subject to the named executive officer’s continued employment on the vesting date), are exercisable for a period ending on November 7, 2029, five years from the date of grant, and have an exercise price of $25.00 per Option.

We do not have a formal policy regarding the timing of awards of options in relation to the disclosure of material nonpublic information. The Board does not grant option awards as part of its annual grant of long-term incentive awards or on any predetermined schedule. Instead, the Board may grant option awards from time to time in its discretion on an ad hoc basis in connection with significant projects, initiatives and/or goals. The Board and the compensation committee take into account all available information, which may include material nonpublic information, when determining the timing and terms of such an award. The timing of an option award depends upon the timing of the related significant project, initiative and/or goal, which significant project, initiative and/or goal may itself be material nonpublic information. The number of options granted, the exercise price, the vesting date and the expiration date of the option awards are determined with the goals of awarding executives for their achievements and incentivizing future performance. The Board and the compensation committee take into account all available information, including material nonpublic information, to align the terms of the option awards with those goals.

To date, the only option awards that have been granted by the Board are the Options and similar option awards granted to certain other officers of the Company on November 7, 2024. These option awards were granted to certain executives in recognition of their leadership and service to the Company in connection with the Company’s return to profitability. The Company’s return to profitability was determined upon the finalization of the unaudited financial statements disclosed in the Company’s earnings release published on November 6, 2024 and included in the Company’s Quarterly Report on Form
10-Q
for the quarter ending September 30, 2024 filed on November 8, 2024 (the “Q3 2024 Quarterly Report”).

We did not time the grant of such option awards or the filing of the Q3 2024 Quarterly Report for the purpose of affecting the value of executive compensation. The Company made its financial results for the quarter ended September 30, 2024 publicly available via a press release and earnings call on November 6, 2024, prior to the date the option awards were granted. The option awards were granted promptly following the finalization of the unaudited financial statements that demonstrated the Company’s return to profitability. The timing of the Q3 2024 Quarterly Report was determined as part of the Company’s annual planning processes, was in line with the Company’s typical timing for filing Quarterly Reports on Form
10-Q
and was determined in advance of the Board’s decision to grant option awards. Furthermore, the $25.00 exercise price of the Options exceeded the closing price of our Class A Common Stock on the date of grant by $11.00 per share, which differential further incentivize recipients to continue to contribute to the Company’s growth.
Pursuant to Item 402(x) of Regulation S-K, in light of the timing of the grant of the Options, additional information regarding the grant of the Options to the named executive officers is set forth in the table below.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information(2)

Graham A. Fleming	November 7, 2024	200,000	25	1,460,000	Increased by 50%
Kristen N. Sieffert	November 7, 2024	150,000	25	1,095,000	Increased by 50%
Jeremy E. Prahm	November 7, 2024	200,000	25	1,460,000	Increased by 50%

(1)
Amounts reflect the aggregate grant date fair value of the option awards calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. The assumptions made in determining values with respect to option awards are disclosed in Note 20 (Equity-Based Compensation) to the Consolidated Financial Statements in our Annual Report on Form
10-K
filed on March 14, 2025.

(2)
The Q3 2024 Quarterly Report was filed on November 8, 2024. The percentage change reflected herein is calculated based on the closing price per share of our Class A Common Stock on the NYSE of (i) $14.00 on November 7, 2024, the trading day ending immediately prior to November 8, 2024, and (ii) $20.95 on November 11, 2024, the trading day beginning immediately following November 8, 2024.

Award Timing Method	long-term incentive
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information(2)

Graham A. Fleming	November 7, 2024	200,000	25	1,460,000	Increased by 50%
Kristen N. Sieffert	November 7, 2024	150,000	25	1,095,000	Increased by 50%
Jeremy E. Prahm	November 7, 2024	200,000	25	1,460,000	Increased by 50%

(1)
Amounts reflect the aggregate grant date fair value of the option awards calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. The assumptions made in determining values with respect to option awards are disclosed in Note 20 (Equity-Based Compensation) to the Consolidated Financial Statements in our Annual Report on Form
10-K
filed on March 14, 2025.

(2)
The Q3 2024 Quarterly Report was filed on November 8, 2024. The percentage change reflected herein is calculated based on the closing price per share of our Class A Common Stock on the NYSE of (i) $14.00 on November 7, 2024, the trading day ending immediately prior to November 8, 2024, and (ii) $20.95 on November 11, 2024, the trading day beginning immediately following November 8, 2024.

Graham A. Fleming [Member]
Awards Close in Time to MNPI Disclosures
Name		Graham A. Fleming
Underlying Securities		200,000
Exercise Price | $ / shares		$ 25
Fair Value as of Grant Date		$ 1,460,000
Underlying Security Market Price Change		50
Kristen N. Sieffert [Member]
Awards Close in Time to MNPI Disclosures
Name		Kristen N. Sieffert
Underlying Securities		150,000
Exercise Price | $ / shares		$ 25
Fair Value as of Grant Date		$ 1,095,000
Underlying Security Market Price Change		50
Jeremy E. Prahm [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeremy E. Prahm
Underlying Securities		200,000
Exercise Price | $ / shares		$ 25
Fair Value as of Grant Date		$ 1,460,000
Underlying Security Market Price Change		50